Other provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 5,252,629	$ 2,718,299
Additions for business combinations		1,691,168
Incorporated	1,453,152	1,179,479
Used	(490,265)	(359,986)
Released	(175,532)	(70,013)
Conversion effect	(987,159)	93,682
Changes	(199,804)	2,534,330
Ending balance	5,052,825	5,252,629
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,753,316	325,331
Additions for business combinations		1,691,168
Incorporated	1,453,152	1,171,424
Used	(490,265)	(359,986)
Released	(175,532)	(70,013)
Conversion effect	(894,868)	(4,608)
Changes	(107,513)	2,427,985
Ending balance	2,645,803	2,753,316
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,499,313	2,392,968
Additions for business combinations
Incorporated		8,055
Used
Released
Conversion effect	(92,291)	98,290
Changes	(92,291)	106,345
Ending balance	$ 2,407,022	$ 2,499,313